Summary of Significant Accounting Policies (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Original maturities of cash and cash equivalents	90 days or less
Net foreign currency transaction gain	$ 108,000	$ 120,000	$ 145,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years 0 months 0 days
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years 0 months 0 days
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years 0 months 0 days
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years 0 months 0 days
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years 0 months 0 days
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days